SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Tables
Property and Equipment
Asset Category	Depreciation/Amortization Period
Furniture and fixtures	3 Years
Office equipment	3 Years
Leasehold improvements	5 Years

Asset Category	Depreciation / Amortization Period
Furniture and Fixture	3 Years
Office equipment	3 Years
Leasehold improvements	5 Years